Related party transactions	12 Months Ended
Aug. 31, 2023
Related Party Transactions
Related party transactions

18.	Related party transactions

Related parties include the Board of Directors and officers, extended relatives and enterprises that are controlled by these individuals as well as certain consultants performing similar functions.

Remuneration of Directors and key management personnel of the Company was as follows:

	For the year ended August 31,
Directors and key management personnel	2023	2022
Remuneration (1)	$2,135	$2,085
Share-based compensation expense	2,148	3,078
Total directors and key management personnel	$4,283	$5,163
(1)	Remuneration includes salaries and benefits for certain key management personnel and director fees. Certain members of the board of directors have employment or service contracts with the Company. Directors are entitled to director fees and share based payments for their services and officers are entitled to cash remuneration and share based payments for their employment services.

As at August 31, 2023, included in amounts payable is $0.4 million (August 31, 2022 - $0.2 million) due to related parties with no specific terms of repayment.

During the year ended August 31, 2023, the Company granted stock options to key management personnel and RSUs to directors and key management personnel as part of the Omnibus Equity Incentive Plan (Note 15) in the aggregate of:

a) 3.1 million stock options having a value of $0.5 million on the grant date.

b) 1.2 million RSUs having a value of $0.5 million on the grant date.

During the year ended August 31, 2023, $0.7 million for stock options granted to key management personnel was expensed (2022 - $0.4 million) and $0.2 million for RSUs granted to directors and key management personnel was expensed (2022 - $0.1 million).

During the year ended August 31, 2021, the Company granted common shares upon hiring key management personnel in the aggregate of:

a)	1.6 million common shares having a fair market value of $1.1 million on the respective start dates of the key management (December 1, 2020 to May 18, 2021); and
b)	Common shares on the first, second and third anniversary dates of the greater of up to 2.0 million, 3.6 million and 2.8 million common shares; or common shares having a fair market value of to $1.4 million, $2.5 million and $2.0 million provided that 80% of such issuance shall be guaranteed and 20% shall be subject to certain financial milestones to be determined by the Board of Directors respectively.

The common shares had a value of $7.0 million at grant date that is amortized over the service period.

During the year ended August 31, 2023, $1.3 million related to common share awards granted to key management personnel was expensed, respectively (2022 - $2.5 million).

During the year ended August 31, 2023, Buckreef recognized expenses of $0.7 million (2022: $ nil) related to services provided by the Company and $0.2 million (2022: $nil) related to loans provided by its parent.